Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases, 1 [Abstract]
Schedule of Right-Of-Use Assets
During 2024, the changes in the Company’s right-of-use assets were as follows:

	Land and buildings		Other (1)	Total
Cost as of January 1, 2024	Ps.	86,051	1,890	87,941
Additions		16,480	1,040	17,520
Additions from business combinations		445	5	450
Disposals		(2,912)	(365)	(3,277)
Remeasurements		4,812	711	5,523
Depreciation		(13,361)	(936)	(14,297)
Effects of changes in foreign exchange rates and restatement effects associated with hyperinflationary economies		3,826	274	4,100
Right-of-use assets, net as of December 31 2024	Ps.	95,341	2,619	97,960

(1)Other assets mainly include transportation equipment and servers.
During 2023, the changes in the Company’s right-of-use assets was as follows:

	Land and buildings		Other (1)	Total
Cost as of January 1, 2023	Ps.	81,753	2,213	83,966
Additions		21,858	772	22,630
Changes in fair value of past acquisitions		2,774	30	2,804
Transfer (from)/to assets classified as held for sale		(6,721)	(618)	(7,339)
Disposals		(5,956)	(141)	(6,097)
Remeasurements		8,416	674	9,090
Depreciation		(13,889)	(879)	(14,768)
Effects of changes in foreign exchange rates and restatement effects associated with hyperinflationary economies		(2,184)	(161)	(2,345)
Right-of-use assets, net as of December 31 2023	Ps.	86,051	1,890	87,941

(1)Other assets mainly include transportation equipment and servers.

Schedule Of Lease Liabilities
As of December 31, 2024, the lease liabilities are integrated as follows:

	December 31, 2024
Maturity analysis – contractual undiscounted cash flows
Less than one year	Ps.	22,011
One to five years		69,385
Five to ten years		46,089
More than ten years		20,464
Total undiscounted lease liabilities on December 31		157,949
Lease liabilities included in the statement of financial position on December 31		108,095
Current		13,796
Non-Current	Ps.	94,299
As of December 31, 2023, the lease liabilities are integrated as follows:

	December 31, 2023
Maturity analysis – contractual undiscounted cash flows
Less than one year	Ps.	24,267
One to five years		57,694
Five to ten years		40,107
More than ten years		18,700
Total undiscounted lease liabilities on December 31		140,768
Lease liabilities included in the statement of financial position on December 31		96,073
Current		12,236
Non-Current	Ps.	83,837